DEBT - Schedule of company's debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Debt [Line Item]
Short-term debt	$ 12,904	$ 3,496	$ 4,328
Long-term debt	215,613	222,315	275,558
Unamortized debt discount and debt issuance costs	(2,667)	(13,005)	(5,245)
Total long-term debt, net	212,946	209,310	270,313
Revolver
Schedule Of Debt [Line Item]
Long-term debt	25,500		2,159
Term loan
Schedule Of Debt [Line Item]
Long-term debt	190,000	222,187	273,254
Other.
Schedule Of Debt [Line Item]
Long-term debt	113	128	145
Insurance premium financing
Schedule Of Debt [Line Item]
Short-term debt	2,883	1,225	1,389
Current portion of term loan
Schedule Of Debt [Line Item]
Short-term debt	10,000	2,251	2,920
Current portion of other
Schedule Of Debt [Line Item]
Short-term debt	$ 21	$ 20	$ 19